JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.4%
Boeing Co. (The)	4,834	938,715
General Dynamics Corp.	2,121	311,108
HEICO Corp.	382	44,977
HEICO Corp., Class A	665	70,696
Howmet Aerospace, Inc.	3,558	87,456
Huntington Ingalls Industries, Inc.	368	57,898
L3Harris Technologies, Inc.	1,910	327,584
Lockheed Martin Corp.	2,243	721,842
Northrop Grumman Corp.	1,415	405,553
Raytheon Technologies Corp.	13,850	924,211
Teledyne Technologies, Inc.*	338	120,669
Textron, Inc.	2,082	94,231
TransDigm Group, Inc.*	501	277,193

		4,382,133

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	1,240	106,094
Expeditors International of Washington, Inc.	1,540	137,861
FedEx Corp.	2,205	518,925
United Parcel Service, Inc., Class B	6,518	1,010,290
XPO Logistics, Inc.*	830	91,640

		1,864,810

Airlines — 0.2%
Alaska Air Group, Inc.	1,131	55,227
Delta Air Lines, Inc.	5,811	220,586
Southwest Airlines Co.	5,377	236,265
United Airlines Holdings, Inc.*	2,668	106,693

		618,771

Auto Components — 0.2%
Aptiv plc	2,465	329,324
Autoliv, Inc. (Sweden)	716	63,516
BorgWarner, Inc.	2,229	93,596
Lear Corp.	502	75,682

		562,118

Automobiles — 2.1%
Ford Motor Co.*	35,623	375,110
General Motors Co.	11,483	581,959
Tesla, Inc.*	6,917	5,488,847

		6,445,916

Banks — 3.6%
Bank of America Corp.	69,407	2,057,918
Citigroup, Inc.	18,979	1,100,592
Citizens Financial Group, Inc.	3,896	141,970
Comerica, Inc.	1,266	72,415
East West Bancorp, Inc.	1,286	77,083
Fifth Third Bancorp	6,495	187,900
First Republic Bank	1,588	230,244
Huntington Bancshares, Inc.	9,273	122,635
JPMorgan Chase & Co.(a)	27,788	3,575,482
KeyCorp	8,902	150,088
M&T Bank Corp.	1,168	154,725
PNC Financial Services Group, Inc. (The)	3,859	553,844
Regions Financial Corp.	8,753	148,889
SVB Financial Group*	469	205,319
Truist Financial Corp.	12,290	589,674
US Bancorp	12,494	535,368
Wells Fargo & Co.	37,689	1,126,147
Zions Bancorp NA	1,497	66,078

		11,096,371

Beverages — 1.5%
Brown-Forman Corp., Class A	512	33,854
Brown-Forman Corp., Class B	1,667	119,474
Coca-Cola Co. (The)	35,260	1,697,769
Constellation Brands, Inc., Class A	1,542	325,254
Keurig Dr Pepper, Inc.	5,259	167,236
Molson Coors Beverage Co., Class B	1,713	85,924
Monster Beverage Corp.*	3,371	292,704
PepsiCo, Inc.	12,604	1,721,328

		4,443,543

Biotechnology — 2.2%
AbbVie, Inc.	16,097	1,649,621
Alexion Pharmaceuticals, Inc.*	1,991	305,280
Alnylam Pharmaceuticals, Inc.*	1,060	159,509
Amgen, Inc.	5,311	1,282,235
Biogen, Inc.*	1,405	397,067
BioMarin Pharmaceutical, Inc.*	1,659	137,332
Exact Sciences Corp.*	1,447	198,470
Gilead Sciences, Inc.	11,424	749,414
Incyte Corp.*	1,696	152,216
Moderna, Inc.*	2,744	475,151
Neurocrine Biosciences, Inc.*	856	93,946
Regeneron Pharmaceuticals, Inc.*	959	483,182
Seagen, Inc.*	1,151	189,075
Vertex Pharmaceuticals, Inc.*	2,374	543,836

		6,816,334

Building Products — 0.5%
Allegion plc	835	89,353
Carrier Global Corp.	7,423	285,785
Fortune Brands Home & Security, Inc.	1,264	109,020
Johnson Controls International plc	6,598	328,712
Lennox International, Inc.	322	88,708
Masco Corp.	2,388	129,692
Owens Corning	986	76,514
Trane Technologies plc	2,193	314,367

		1,422,151

Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,075	212,710
Apollo Global Management, Inc.	1,895	87,056
Bank of New York Mellon Corp. (The)	7,428	295,857
BlackRock, Inc.	1,288	903,223
Blackstone Group, Inc. (The), Class A	6,145	412,883
Carlyle Group, Inc. (The)	1,063	34,303
Charles Schwab Corp. (The)	13,602	701,047
CME Group, Inc.	3,275	595,199
Franklin Resources, Inc.	2,485	65,331
Goldman Sachs Group, Inc. (The)	3,134	849,847
Intercontinental Exchange, Inc.	5,112	564,109
Invesco Ltd.	3,438	70,788
KKR & Co., Inc.	5,186	201,995
MarketAxess Holdings, Inc.	347	187,644
Moody’s Corp.	1,467	390,603
Morgan Stanley	13,027	873,460
MSCI, Inc.	751	296,870
Nasdaq, Inc.	1,049	141,898
Northern Trust Corp.	1,894	168,926

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Raymond James Financial, Inc.	1,106	110,523
S&P Global, Inc.	2,197	696,449
SEI Investments Co.	1,091	57,659
State Street Corp.	3,215	225,050
T. Rowe Price Group, Inc.	2,062	322,662

		8,466,092

Chemicals — 1.7%
Air Products and Chemicals, Inc.	2,019	538,588
Albemarle Corp.	972	158,106
Axalta Coating Systems Ltd.*	1,906	51,443
Celanese Corp.	1,066	130,212
CF Industries Holdings, Inc.	1,951	80,732
Corteva, Inc.	6,789	270,610
Dow, Inc.	6,763	351,000
DuPont de Nemours, Inc.	6,689	531,441
Eastman Chemical Co.	1,236	121,561
Ecolab, Inc.	2,260	462,193
FMC Corp.	1,180	127,782
International Flavors & Fragrances, Inc.(b)	975	109,570
Linde plc (United Kingdom)	4,788	1,174,975
LyondellBasell Industries NV, Class A	2,341	200,764
Mosaic Co. (The)	3,142	81,566
PPG Industries, Inc.	2,152	289,896
Sherwin-Williams Co. (The)	742	513,316
Westlake Chemical Corp.	309	23,626

		5,217,381

Commercial Services & Supplies — 0.4%
Cintas Corp.	801	254,814
Copart, Inc.*	1,892	207,647
Republic Services, Inc.	1,912	173,074
Rollins, Inc.	2,020	72,760
Stericycle, Inc.*	831	54,414
Waste Management, Inc.	3,546	394,741

		1,157,450

Communications Equipment — 0.8%
Arista Networks, Inc.*	501	154,088
Cisco Systems, Inc.	38,526	1,717,489
F5 Networks, Inc.*	559	109,536
Juniper Networks, Inc.	3,008	73,455
Motorola Solutions, Inc.	1,542	258,362
Ubiquiti, Inc.	71	21,867

		2,334,797

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	1,179	119,032
Quanta Services, Inc.	1,264	89,074

		208,106

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	564	162,099
Vulcan Materials Co.	1,212	180,758

		342,857

Consumer Finance — 0.5%
Ally Financial, Inc.	3,406	128,883
American Express Co.	5,948	691,514
Capital One Financial Corp.	4,172	434,973
Discover Financial Services	2,790	233,077
Santander Consumer USA Holdings, Inc.	640	14,144
Synchrony Financial	4,954	166,702

		1,669,293

Containers & Packaging — 0.4%
Amcor plc	14,303	156,475
Avery Dennison Corp.	755	113,907
Ball Corp.	2,977	262,035
Crown Holdings, Inc.*	1,231	110,975
International Paper Co.	3,581	180,160
Packaging Corp. of America	867	116,577
Sealed Air Corp.	1,416	59,854
WestRock Co.	2,396	99,266

		1,099,249

Distributors — 0.1%
Genuine Parts Co.	1,317	123,640
LKQ Corp.*	2,556	89,690

		213,330

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B*	17,739	4,042,186
Equitable Holdings, Inc.	3,649	90,422
Jefferies Financial Group, Inc.	1,884	43,991
Voya Financial, Inc.	1,152	63,890

		4,240,489

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	64,969	1,860,063
Lumen Technologies, Inc.	9,001	111,432
Verizon Communications, Inc.	37,728	2,065,608

		4,037,103

Electric Utilities — 1.7%
Alliant Energy Corp.	2,281	110,971
American Electric Power Co., Inc.	4,527	366,279
Avangrid, Inc.	511	23,644
Duke Energy Corp.	6,706	630,364
Edison International	3,453	200,826
Entergy Corp.	1,820	173,501
Evergy, Inc.	2,066	111,006
Eversource Energy	3,124	273,350
Exelon Corp.	8,895	369,676
FirstEnergy Corp.	4,951	152,293
NextEra Energy, Inc.	17,864	1,444,662
NRG Energy, Inc.	2,226	92,179
OGE Energy Corp.	1,819	55,516
PG&E Corp.*	13,565	155,048
Pinnacle West Capital Corp.	1,021	76,830
PPL Corp.	7,012	194,022
Southern Co. (The)	9,628	567,282
Xcel Energy, Inc.	4,792	306,640

		5,304,089

Electrical Equipment — 0.5%
AMETEK, Inc.	2,102	238,073
Eaton Corp. plc	3,636	427,957
Emerson Electric Co.	5,450	432,457
Hubbell, Inc.	499	77,644
Rockwell Automation, Inc.	1,060	263,442
Sensata Technologies Holding plc*	1,433	78,099

		1,517,672

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	2,731	341,047
CDW Corp.	1,307	172,080
Cognex Corp.	1,593	130,833

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Corning, Inc.	6,963	249,763
Flex Ltd.*	4,566	80,544
IPG Photonics Corp.*	329	73,509
Keysight Technologies, Inc.*	1,690	239,287
TE Connectivity Ltd.	3,017	363,247
Trimble, Inc.*	2,285	150,604
Zebra Technologies Corp., Class A*	481	186,546

		1,987,460

Energy Equipment & Services — 0.2%
Baker Hughes Co.	6,250	125,563
Halliburton Co.	8,064	142,168
Schlumberger NV	12,695	281,956

		549,687

Entertainment — 2.2%
Activision Blizzard, Inc.	7,045	641,095
Electronic Arts, Inc.	2,648	379,194
Live Nation Entertainment, Inc.*	1,307	86,850
Netflix, Inc.*	4,025	2,142,870
Roku, Inc.*	992	385,918
Take-Two Interactive Software, Inc.*	1,051	210,673
Walt Disney Co. (The)*	16,502	2,775,141

		6,621,741

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	1,132	189,169
American Tower Corp.	4,045	919,671
AvalonBay Communities, Inc.	1,270	207,861
Boston Properties, Inc.	1,286	117,373
Camden Property Trust	888	90,709
Crown Castle International Corp.	3,930	625,892
Digital Realty Trust, Inc.	2,557	368,080
Duke Realty Corp.	3,390	134,108
Equinix, Inc.	811	600,108
Equity LifeStyle Properties, Inc.	1,541	93,755
Equity Residential	3,122	192,440
Essex Property Trust, Inc.	598	143,287
Extra Space Storage, Inc.	1,176	133,817
Federal Realty Investment Trust	627	54,900
Healthpeak Properties, Inc.	4,907	145,493
Host Hotels & Resorts, Inc.	6,428	87,099
Invitation Homes, Inc.	5,106	150,525
Iron Mountain, Inc.	2,622	88,283
Kimco Realty Corp.	3,940	65,049
Mid-America Apartment Communities, Inc.	1,046	138,857
Prologis, Inc.	6,742	695,774
Public Storage	1,391	316,620
Realty Income Corp.	3,200	188,992
Regency Centers Corp.	1,437	67,798
SBA Communications Corp.	1,009	271,088
Simon Property Group, Inc.	2,994	278,232
SL Green Realty Corp.(b)	15	1,012
Sun Communities, Inc.	980	140,267
UDR, Inc.	2,683	103,161
Ventas, Inc.	3,411	157,145
VEREIT, Inc.	1,979	69,720
VICI Properties, Inc.	4,893	123,695
Vornado Realty Trust	1,429	56,817
Welltower, Inc.	3,807	230,704
Weyerhaeuser Co.	6,801	212,123
WP Carey, Inc.	1,599	106,174

		7,565,798

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	4,021	1,417,121
Kroger Co. (The)	7,056	243,432
Sysco Corp.	4,642	331,950
Walgreens Boots Alliance, Inc.	6,556	329,439
Walmart, Inc.	12,639	1,775,653

		4,097,595

Food Products — 1.0%
Archer-Daniels-Midland Co.	5,073	253,701
Bunge Ltd.	1,270	83,109
Campbell Soup Co.	1,849	88,955
Conagra Brands, Inc.	4,453	154,074
General Mills, Inc.	5,577	324,024
Hershey Co. (The)	1,344	195,471
Hormel Foods Corp.	2,562	120,055
Ingredion, Inc.	612	46,188
JM Smucker Co. (The)	1,043	121,415
Kellogg Co.	2,318	136,623
Kraft Heinz Co. (The)	5,904	197,843
Lamb Weston Holdings, Inc.	1,334	99,650
McCormick & Co., Inc. (Non-Voting)	2,263	202,629
Mondelez International, Inc., Class A	13,034	722,605
Tyson Foods, Inc., Class A	2,680	172,351

		2,918,693

Gas Utilities — 0.1%
Atmos Energy Corp.	1,149	102,261
UGI Corp.	1,897	68,273

		170,534

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	16,163	1,997,585
ABIOMED, Inc.*	416	144,872
Align Technology, Inc.*	651	342,022
Baxter International, Inc.	4,654	357,567
Becton Dickinson and Co.	2,647	692,958
Boston Scientific Corp.*	13,058	462,776
Cooper Cos., Inc. (The)	447	162,726
Danaher Corp.	5,766	1,371,385
Dentsply Sirona, Inc.	1,989	106,392
DexCom, Inc.*	877	328,744
Edwards Lifesciences Corp.*	5,684	469,385
Hologic, Inc.*	2,340	186,568
IDEXX Laboratories, Inc.*	780	373,370
Intuitive Surgical, Inc.*	1,071	800,722
Medtronic plc	12,273	1,366,353
ResMed, Inc.	1,323	266,677
STERIS plc	781	146,133
Stryker Corp.	2,976	657,726
Teleflex, Inc.	427	161,248
Varian Medical Systems, Inc.*	829	145,548
West Pharmaceutical Services, Inc.	678	203,054
Zimmer Biomet Holdings, Inc.	1,887	289,975

		11,033,786

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	1,340	139,628
Anthem, Inc.	2,263	672,066
Cardinal Health, Inc.	2,675	143,728
Centene Corp.*	5,282	318,504
Cigna Corp.	3,294	714,963

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
CVS Health Corp.	11,933	854,999
DaVita, Inc.*	678	79,577
HCA Healthcare, Inc.	2,406	390,927
Henry Schein, Inc.*	1,305	85,934
Humana, Inc.	1,211	463,946
Laboratory Corp. of America Holdings*	888	203,272
McKesson Corp.	1,459	254,552
Quest Diagnostics, Inc.	1,231	158,984
UnitedHealth Group, Inc.	8,649	2,885,133
Universal Health Services, Inc., Class B	709	88,398

		7,454,611

Health Care Technology — 0.3%
Cerner Corp.	2,791	223,587
Teladoc Health, Inc.*(b)	1,127	297,336
Veeva Systems, Inc., Class A*	1,238	342,233

		863,156

Hotels, Restaurants & Leisure — 1.6%
Aramark	2,309	79,176
Carnival Corp.	6,779	126,564
Chipotle Mexican Grill, Inc.*	256	378,880
Darden Restaurants, Inc.	1,184	138,398
Domino’s Pizza, Inc.	359	133,103
DraftKings, Inc., Class A*	2,888	156,270
Hilton Worldwide Holdings, Inc.	2,525	256,010
Las Vegas Sands Corp.	2,998	144,174
Marriott International, Inc., Class A	2,422	281,703
McDonald’s Corp.	6,790	1,411,233
MGM Resorts International	3,738	106,757
Royal Caribbean Cruises Ltd.	1,697	110,305
Starbucks Corp.	10,698	1,035,673
Vail Resorts, Inc.	365	97,075
Wynn Resorts Ltd.	886	88,183
Yum! Brands, Inc.	2,751	279,199

		4,822,703

Household Durables — 0.4%
DR Horton, Inc.	3,024	232,243
Garmin Ltd.	1,357	155,865
Lennar Corp., Class A	2,506	208,374
Lennar Corp., Class B	145	9,706
Mohawk Industries, Inc.*	544	78,119
Newell Brands, Inc.	3,446	82,773
NVR, Inc.*	29	128,948
PulteGroup, Inc.	2,440	106,140
Whirlpool Corp.	566	104,761

		1,106,929

Household Products — 1.4%
Church & Dwight Co., Inc.	2,261	190,896
Clorox Co. (The)	1,150	240,879
Colgate-Palmolive Co.	7,817	609,726
Kimberly-Clark Corp.	3,103	409,906
Procter & Gamble Co. (The)	22,607	2,898,444

		4,349,851

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	6,063	147,877
Vistra Corp.	4,458	89,026

		236,903

Industrial Conglomerates — 1.1%
3M Co.	5,258	923,620
General Electric Co.	79,861	852,915
Honeywell International, Inc.	6,399	1,250,173
Roper Technologies, Inc.	959	376,801

		3,403,509

Insurance — 1.8%
Aflac, Inc.	5,957	269,137
Alleghany Corp.	126	71,423
Allstate Corp. (The)	2,771	296,996
American Financial Group, Inc.	639	60,155
American International Group, Inc.	7,852	293,979
Aon plc, Class A	2,080	422,448
Arch Capital Group Ltd.*	3,706	116,405
Arthur J Gallagher & Co.	1,756	202,660
Chubb Ltd.	4,113	599,141
Cincinnati Financial Corp.	1,361	114,447
Everest Re Group Ltd.	363	76,622
Fidelity National Financial, Inc.	2,677	97,175
Globe Life, Inc.	879	79,453
Hartford Financial Services Group, Inc. (The)	3,270	157,025
Lincoln National Corp.	1,660	75,513
Loews Corp.	2,131	96,513
Markel Corp.*	122	118,277
Marsh & McLennan Cos., Inc.	4,625	508,334
MetLife, Inc.	6,971	335,654
Principal Financial Group, Inc.	2,328	114,701
Progressive Corp. (The)	5,339	465,507
Prudential Financial, Inc.	3,615	282,982
Reinsurance Group of America, Inc.	620	65,131
Travelers Cos., Inc. (The)	2,310	314,853
Willis Towers Watson plc	1,173	238,049
WR Berkley Corp.	1,279	79,477

		5,552,057

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A*	2,743	5,012,448
Alphabet, Inc., Class C*	2,649	4,862,875
Facebook, Inc., Class A*	21,915	5,661,302
IAC/InterActiveCorp*	724	152,004
Match Group, Inc.*	2,374	332,028
Pinterest, Inc., Class A*	4,654	318,846
Snap, Inc., Class A*	8,334	441,202
Twitter, Inc.*	7,247	366,191
Zillow Group, Inc., Class A*	334	46,332
Zillow Group, Inc., Class C*	1,345	175,469

		17,368,697

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc.*	3,891	12,475,324
Booking Holdings, Inc.*	371	721,346
eBay, Inc.	5,970	337,365
Expedia Group, Inc.	1,240	153,884
MercadoLibre, Inc. (Argentina)*	421	749,174

		14,437,093

IT Services — 5.4%
Accenture plc, Class A	5,777	1,397,572
Akamai Technologies, Inc.*	1,487	165,102
Automatic Data Processing, Inc.	3,910	645,619
Broadridge Financial Solutions, Inc.	1,056	149,223
Cognizant Technology Solutions Corp., Class A	4,877	380,162
DXC Technology Co.	2,319	65,396

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	5,662	699,031
Fiserv, Inc.*	5,243	538,404
FleetCor Technologies, Inc.*	755	183,276
Gartner, Inc.*	813	123,503
Global Payments, Inc.	2,732	482,253
GoDaddy, Inc., Class A*	1,529	120,149
International Business Machines Corp.	8,121	967,292
Jack Henry & Associates, Inc.	698	101,063
Leidos Holdings, Inc.	1,223	129,711
Mastercard, Inc., Class A	8,019	2,536,329
Okta, Inc.*	1,101	285,170
Paychex, Inc.	2,919	254,887
PayPal Holdings, Inc.*	10,682	2,502,899
Snowflake, Inc., Class A*	293	79,828
Square, Inc., Class A*	3,496	754,996
Twilio, Inc., Class A*	1,275	458,273
VeriSign, Inc.*	913	177,186
Visa, Inc., Class A	15,463	2,988,225
Western Union Co. (The)	3,747	83,446

		16,268,995

Leisure Products — 0.2%
Hasbro, Inc.	1,161	108,925
Peloton Interactive, Inc., Class A*	2,328	340,191
Polaris, Inc.	529	61,718

		510,834

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	2,786	334,794
Avantor, Inc.*	4,695	138,456
Bio-Rad Laboratories, Inc., Class A*	194	111,311
Illumina, Inc.*	1,332	568,018
IQVIA Holdings, Inc.*	1,752	311,506
Mettler-Toledo International, Inc.*	213	248,805
PerkinElmer, Inc.	1,016	149,423
PPD, Inc.*	987	31,742
Thermo Fisher Scientific, Inc.	3,617	1,843,585
Waters Corp.*	562	148,744

		3,886,384

Machinery — 1.5%
Caterpillar, Inc.	4,956	906,155
Cummins, Inc.	1,348	315,998
Deere & Co.	2,856	824,813
Donaldson Co., Inc.	1,152	68,475
Dover Corp.	1,316	153,301
Fortive Corp.	3,069	202,799
IDEX Corp.	693	129,030
Illinois Tool Works, Inc.	2,621	509,024
Otis Worldwide Corp.	3,715	240,175
PACCAR, Inc.	3,154	287,708
Parker-Hannifin Corp.	1,172	310,123
Pentair plc	1,516	82,561
Snap-on, Inc.	499	89,815
Stanley Black & Decker, Inc.	1,457	252,775
Westinghouse Air Brake Technologies Corp.	1,628	120,814
Xylem, Inc.	1,639	158,311

		4,651,877

Media — 1.4%
Altice USA, Inc., Class A*	2,221	79,001
Charter Communications, Inc., Class A*	1,331	808,662
Comcast Corp., Class A	41,630	2,063,599
Discovery, Inc., Class A*	1,457	60,349
Discovery, Inc., Class C*	2,687	94,126
DISH Network Corp., Class A*	2,251	65,324
Fox Corp., Class A	3,082	96,097
Fox Corp., Class B	1,412	42,205
Interpublic Group of Cos., Inc. (The)	3,556	85,593
Liberty Broadband Corp., Class A*	209	30,340
Liberty Broadband Corp., Class C*	1,934	282,461
Liberty Media Corp.-Liberty SiriusXM, Class A*	748	30,234
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,575	63,882
News Corp., Class A	3,564	69,141
News Corp., Class B	1,105	20,862
Omnicom Group, Inc.	1,960	122,265
Sirius XM Holdings, Inc.(b)	10,849	67,915
ViacomCBS, Inc.	5,152	249,872
ViacomCBS, Inc., Class A	95	4,623

		4,336,551

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	13,248	356,504
Newmont Corp.	7,321	436,331
Nucor Corp.	2,753	134,154
Southern Copper Corp. (Peru)	778	51,667
Steel Dynamics, Inc.	1,817	62,268

		1,040,924

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	4,972	77,563
Annaly Capital Management, Inc.	12,745	103,490

		181,053

Multiline Retail — 0.5%
Dollar General Corp.	2,233	434,564
Dollar Tree, Inc.*	2,143	217,857
Target Corp.	4,563	826,679

		1,479,100

Multi-Utilities — 0.8%
Ameren Corp.	2,251	163,693
CenterPoint Energy, Inc.	4,969	104,796
CMS Energy Corp.	2,607	148,286
Consolidated Edison, Inc.	3,119	220,763
Dominion Energy, Inc.	7,442	542,447
DTE Energy Co.	1,766	209,659
NiSource, Inc.	3,491	77,326
Public Service Enterprise Group, Inc.	4,614	260,368
Sempra Energy	2,635	326,108
WEC Energy Group, Inc.	2,873	255,410

		2,308,856

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	3,636	66,648
Cheniere Energy, Inc.*	2,088	132,233
Chevron Corp.	17,549	1,495,175
ConocoPhillips	12,345	494,170
EOG Resources, Inc.	5,321	271,158
Exxon Mobil Corp.	38,548	1,728,492
Hess Corp.	2,492	134,518
Kinder Morgan, Inc.	17,745	249,850
Marathon Petroleum Corp.	5,936	256,198

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
ONEOK, Inc.	4,046	161,152
Phillips 66	3,985	270,183
Pioneer Natural Resources Co.	1,846	223,181
Valero Energy Corp.	3,720	209,920
Williams Cos., Inc. (The)	11,061	234,825

		5,927,703

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,063	488,209
Herbalife Nutrition Ltd.*	888	45,252

		533,461

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	20,598	1,265,335
Elanco Animal Health, Inc.*	4,299	124,800
Eli Lilly and Co.	7,235	1,504,663
Jazz Pharmaceuticals plc*	511	79,460
Johnson & Johnson	24,004	3,915,773
Merck & Co., Inc.	23,065	1,777,620
Perrigo Co. plc	1,245	53,161
Pfizer, Inc.	50,672	1,819,125
Royalty Pharma plc, Class A(b)	781	36,715
Viatris, Inc.*	10,979	186,533
Zoetis, Inc.	4,336	668,828

		11,432,013

Professional Services — 0.5%
Clarivate plc (United Kingdom)*	2,379	68,848
CoStar Group, Inc.*	359	322,996
Dun & Bradstreet Holdings, Inc.*	1,236	29,231
Equifax, Inc.	1,104	195,529
IHS Markit Ltd.	3,396	295,724
Nielsen Holdings plc	3,259	72,774
TransUnion	1,730	150,579
Verisk Analytics, Inc.	1,486	272,681

		1,408,362

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	3,055	186,294

Road & Rail — 1.2%
CSX Corp.	6,969	597,627
JB Hunt Transport Services, Inc.	766	103,149
Kansas City Southern	857	173,688
Lyft, Inc., Class A*	2,230	99,146
Norfolk Southern Corp.	2,315	547,775
Old Dominion Freight Line, Inc.	879	170,526
Uber Technologies, Inc.*	12,706	647,117
Union Pacific Corp.	6,143	1,213,058

		3,552,086

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.*	10,963	938,871
Analog Devices, Inc.	3,370	496,502
Applied Materials, Inc.	8,331	805,441
Broadcom, Inc.	3,684	1,659,642
Intel Corp.	37,364	2,074,076
KLA Corp.	1,410	394,899
Lam Research Corp.	1,315	636,394
Marvell Technology Group Ltd.	6,113	314,575
Maxim Integrated Products, Inc.	2,433	213,398
Microchip Technology, Inc.	2,377	323,534
Micron Technology, Inc.*	10,149	794,362
NVIDIA Corp.	5,639	2,929,968
NXP Semiconductors NV (Netherlands)	2,554	409,840
Qorvo, Inc.*	1,043	178,228
QUALCOMM, Inc.	10,313	1,611,716
Skyworks Solutions, Inc.	1,514	256,245
Texas Instruments, Inc.	8,369	1,386,660
Xilinx, Inc.	2,234	291,693

		15,716,044

Software — 9.4%
Adobe, Inc.*	4,372	2,005,742
ANSYS, Inc.*	785	278,180
Autodesk, Inc.*	1,999	554,583
Cadence Design Systems, Inc.*	2,547	332,103
CDK Global, Inc.	1,105	55,140
Citrix Systems, Inc.	1,126	150,107
Coupa Software, Inc.*	627	194,288
Crowdstrike Holdings, Inc., Class A*	1,714	369,881
DocuSign, Inc.*	1,700	395,913
Fortinet, Inc.*	1,230	178,043
Intuit, Inc.	2,396	865,507
Microsoft Corp.	68,925	15,987,843
NortonLifeLock, Inc.	5,400	113,778
Oracle Corp.	17,291	1,044,895
Palo Alto Networks, Inc.*	871	305,503
Paycom Software, Inc.*	446	169,364
PTC, Inc.*	960	127,594
RingCentral, Inc., Class A*	722	269,248
salesforce.com, Inc.*	8,345	1,882,298
ServiceNow, Inc.*	1,779	966,282
Splunk, Inc.*	1,458	240,614
SS&C Technologies Holdings, Inc.	2,032	127,772
Synopsys, Inc.*	1,395	356,353
Trade Desk, Inc. (The), Class A*	379	290,310
VMware, Inc., Class A*(b)	740	102,009
Workday, Inc., Class A*	1,637	372,467
Zoom Video Communications, Inc., Class A*	1,854	689,818
Zscaler, Inc.*	677	135,197

		28,560,832

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	619	92,318
AutoZone, Inc.*	208	232,621
Best Buy Co., Inc.	2,105	229,066
Burlington Stores, Inc.*	606	150,833
CarMax, Inc.*	1,498	176,434
Home Depot, Inc. (The)	9,813	2,657,557
Lowe’s Cos., Inc.	6,680	1,114,558
O’Reilly Automotive, Inc.*	656	279,108
Ross Stores, Inc.	3,241	360,691
TJX Cos., Inc. (The)	10,946	700,982
Tractor Supply Co.	1,063	150,670
Ulta Beauty, Inc.*	516	144,356

		6,289,194

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	145,705	19,227,232
Dell Technologies, Inc., Class C*	2,138	155,839
Hewlett Packard Enterprise Co.	11,735	144,810
HP, Inc.	12,525	304,858
NetApp, Inc.	2,038	135,405
Seagate Technology plc	2,039	134,818
Western Digital Corp.	2,772	156,424

		20,259,386

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	1,080	354,974
NIKE, Inc., Class B	11,435	1,527,602
Tapestry, Inc.	2,525	79,840
Under Armour, Inc., Class A*	1,716	30,030
Under Armour, Inc., Class C*	1,775	26,572
VF Corp.	2,918	224,307

		2,243,325

Tobacco — 0.6%
Altria Group, Inc.	16,940	695,895
Philip Morris International, Inc.	14,193	1,130,473

		1,826,368

Trading Companies & Distributors — 0.2%
Fastenal Co.	5,236	238,709
United Rentals, Inc.*	654	158,929
Watsco, Inc.	296	70,593
WW Grainger, Inc.	415	151,222

		619,453

Water Utilities — 0.1%
American Water Works Co., Inc.	1,657	263,496

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	5,321	670,872

TOTAL COMMON STOCKS (Cost $262,702,538)		302,154,321

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $1,086,849)	1,086,849	1,086,849

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	149,895	149,910
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	381,226	381,226

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $531,151)		531,136

TOTAL SHORT-TERM INVESTMENTS (Cost $1,618,000)		1,617,985

Total Investments — 100.1% (Cost $264,320,538)		303,772,306
Liabilities in Excess of Other Assets — (0.1)%		(156,199)

Net Assets — 100.0%		303,616,107

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $494,192.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	76	03/2021	USD	1,410,940	5,205

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan BetaBuilders U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$303,772,306	$—	$—	$303,772,306

Appreciation in Other Financial Instruments
Futures Contracts(a)	$5,205	$—	$—	$5,205

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021

Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$2,470,706	$674,432	$320,530	$66,388	$684,486	$3,575,482	27,788	$23,324	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(b)(c)	149,910	—	—	—	—	149,910	149,895	58	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	103,441	2,159,299	1,881,514	—	—	381,226	381,226	13	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)	1,117,563	2,012,442	2,043,156	—	—	1,086,849	1,086,849	80	—

Total	$3,841,620	$4,846,173	$4,245,200	$66,388	$684,486	$5,193,467		$23,475	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.